STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 90.0%
Capital Goods - 12.3%
AerCap Holdings	2,616	[a]	107,099
APi Group	9,603	[a]	143,757
Armstrong World Industries	2,889		216,559
Construction Partners, Cl. A	17,652	[a]	369,633
Curtiss-Wright	1,389		183,431
Energy Recovery	13,750	[a]	267,025
Fluor	7,158	[a]	174,226
Kornit Digital	3,786	[a]	120,016
Mercury Systems	5,918	[a]	380,705
SiteOne Landscape Supply	1,258	[a]	149,538
The AZEK Company	3,502	[a]	58,623
			2,170,612
Commercial & Professional Services - 2.9%
CACI International, Cl. A	1,486	[a]	418,725
Li-Cycle Holdings	12,382	[a]	85,188
			503,913
Consumer Durables & Apparel - 1.3%
Callaway Golf	5,228	[a]	106,651
Peloton Interactive, Cl. A	13,890	[a]	127,510
			234,161
Consumer Services - 5.1%
European Wax Center, Cl. A	7,992	[b]	140,819
Membership Collective Group, Cl. A	18,255	[a]	118,292
Planet Fitness, Cl. A	9,346	[a]	635,621
			894,732
Diversified Financials - .3%
MarketWise	13,219	[a]	47,588
Energy - 6.8%
Cactus, Cl. A	11,583		466,447
EQT	16,414		564,642
PBF Energy, Cl. A	5,883	[a]	170,725
			1,201,814
Food & Staples Retailing - 4.5%
Grocery Outlet Holding	18,459	[a]	786,907
Food, Beverage & Tobacco - 1.3%
Freshpet	4,360	[a]	226,240
Health Care Equipment & Services - 11.7%
1Life Healthcare	29,369	[a]	230,253
AtriCure	3,076	[a]	125,685

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 90.0% (continued)
Health Care Equipment & Services - 11.7% (continued)
Evolent Health, Cl. A	10,329	[a,b]	317,204
Health Catalyst	4,826	[a]	69,929
Inspire Medical Systems	702	[a]	128,234
iRhythm Technologies	3,429	[a]	370,435
Nevro	1,127	[a]	49,396
Outset Medical	5,107	[a]	75,890
Privia Health Group	16,583	[a,b]	482,897
TransMedics Group	6,849	[a]	215,401
			2,065,324
Household & Personal Products - 1.9%
Inter Parfums	4,603		336,295
Insurance - 1.7%
BRP Group, Cl. A	7,055	[a]	170,378
Palomar Holdings	2,061	[a]	132,728
			303,106
Materials - 1.2%
Constellium	15,915	[a]	210,237
Media & Entertainment - 1.5%
Cardlytics	1,558	[a]	34,759
Eventbrite, Cl. A	14,892	[a]	152,941
Manchester United, Cl. A	7,437	[b]	82,699
			270,399
Pharmaceuticals Biotechnology & Life Sciences - 16.3%
10X Genomics, CI. A	1,404	[a,b]	63,531
Ascendis Pharma, ADR	1,019	[a,b]	94,726
Beam Therapeutics	1,900	[a]	73,549
Biohaven Pharmaceutical Holding	3,694	[a]	538,253
CareDx	2,441	[a]	52,433
Crinetics Pharmaceuticals	8,485	[a]	158,245
Cytokinetics	1,852	[a]	72,765
Denali Therapeutics	5,312	[a]	156,332
Edgewise Therapeutics	5,835	[a]	46,447
Karuna Therapeutics	1,265	[a]	160,035
Kymera Therapeutics	6,333	[a]	124,697
MeiraGTx Holdings	3,551	[a]	26,881
NanoString Technologies	6,458	[a,b]	82,017
Pacific Biosciences of California	4,924	[a,b]	21,764
PTC Therapeutics	4,943	[a]	198,017
Quanterix	6,557	[a]	106,158
Sarepta Therapeutics	3,862	[a]	289,496
Twist Bioscience	3,899	[a]	136,309
Ultragenyx Pharmaceutical	1,715	[a]	102,317
uniQure	3,333	[a,b]	62,127

Description	Shares		Value ($)
Common Stocks - 90.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 16.3% (continued)
Xenon Pharmaceuticals	10,572	[a]	321,600
			2,887,699
Real Estate - 1.1%
Physicians Realty Trust	6,806	[c]	118,765
Redfin	9,210	[a]	75,890
			194,655
Retailing - 2.7%
National Vision Holdings	8,593	[a]	236,308
Ollie's Bargain Outlet Holdings	4,133	[a]	242,814
			479,122
Semiconductors & Semiconductor Equipment - 3.4%
Power Integrations	3,587		269,061
Semtech	5,634	[a]	309,701
SkyWater Technology	4,931	[a,b]	29,685
			608,447
Software & Services - 9.8%
AvidXchange Holdings	15,991	[a]	98,185
ChannelAdvisor	6,958	[a]	101,448
Everbridge	2,721	[a]	75,889
Flywire	803	[a]	14,157
HubSpot	1,217	[a]	365,891
nCino	2,140	[a]	66,169
Rapid7	6,559	[a]	438,141
Shift4 Payments, Cl. A	4,707	[a]	155,613
Twilio, Cl. A	2,146	[a]	179,856
Zendesk	3,120	[a]	231,098
			1,726,447
Technology Hardware & Equipment - 3.8%
Calix	8,855	[a]	302,310
Lumentum Holdings	3,144	[a]	249,697
NETGEAR	3,000	[a]	55,560
nLight	6,781	[a]	69,302
			676,869
Telecommunication Services - .4%
Bandwidth, Cl. A	3,760	[a]	70,763
Total Common Stocks (cost $18,110,945)			15,895,330

Private Equity - .6%
Diversified Financials - .2%
Fundbox	6,555	[d]	39,396
Health Care Equipment & Services - .2%
Aspen Neuroscience	12,167	[d]	32,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Private Equity - .6% (continued)
Real Estate - .2%
Roofstock		2,188	[d]	39,450
Total Private Equity (cost $192,355)				111,697
	1-Day Yield (%)
Investment Companies - 9.3%
Registered Investment Companies - 9.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,645,696)	1.48	1,645,696	[e]	1,645,696

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $37,673)	1.48	37,673	[e]	37,673
Total Investments (cost $19,986,669)		100.1%		17,690,396
Liabilities, Less Cash and Receivables		(.1%)		(26,194)
Net Assets		100.0%		17,664,202

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $1,190,828 and the value of the collateral was $1,222,339, consisting of cash collateral of $37,673 and U.S. Government & Agency securities valued at $1,184,666. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at June 30, 2022. These securities were valued at $111,697 or .63% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	15,895,330	-	-	15,895,330
Equity Securities - Private Equity	-	-	111,697	111,697
Investment Companies	1,683,369	-	-	1,683,369

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2022, accumulated net unrealized depreciation on investments was $2,296,273, consisting of $2,160,463 gross unrealized appreciation and $4,456,736 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.